Summary of Significant Accounting Policies - Promotional Allowances (Details) - USD ($) $ in Thousands	12 Months Ended
	Apr. 24, 2016	Apr. 26, 2015	Apr. 27, 2014
Promotional Allowances
Rooms	$ 5,752	$ 5,856	$ 5,604
Food and beverage	51,949	54,039	50,798
Other	110	169	173
Total cost of complimentary services	57,811	60,064	56,575
Estimated cost of providing benefits under Fan Club
Beginning balance	3,958	4,349
Earned	17,506	21,996
Redeemed	(16,822)	(19,168)
Expirations	(1,270)	(2,697)
Other	319	(522)
Ending Balance	3,691	3,958	4,349
Advertising
Advertising costs	$ 28,777	$ 28,286	$ 28,892